Operating profit - External net operating income by country / territory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
External net operating income	$ 53,780	$ 51,445	$ 47,966
UK
Disclosure of geographical areas [line items]
External net operating income	10,340	11,057	9,495
Hong Kong
Disclosure of geographical areas [line items]
External net operating income	17,162	14,992	12,864
US
Disclosure of geographical areas [line items]
External net operating income	4,379	4,573	5,094
France
Disclosure of geographical areas [line items]
External net operating income	1,898	2,203	2,571
Other Countries
Disclosure of geographical areas [line items]
External net operating income	$ 20,001	$ 18,620	$ 17,942